Data Compare Summary (Total)
Run Date - 10/05/2023 9:42:19 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	1	0.00%	1
City	0	1	0.00%	1
Doc Type	1	1	100.00%	1
LTV Valuation Value	0	1	0.00%	1
Margin	0	1	0.00%	1
Occupancy	0	1	0.00%	1
Original Interest Rate	0	1	0.00%	1
Original Loan Amount	0	1	0.00%	1
Original LTV	0	1	0.00%	1
Original Term	0	1	0.00%	1
Property Type	0	1	0.00%	1
Purpose	0	1	0.00%	1
Refi Purpose	0	1	0.00%	1
Representative FICO	0	1	0.00%	1
State	0	1	0.00%	1
Total	1	15	6.67%	1